Related party transactions - Schedule of amounts due from/to related parties (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 74,174,692	$ 10,161,891	¥ 68,993,780
Amounts due to related parties	222,588,850	$ 30,494,547	251,392,026
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	74,174,692		68,993,780	¥ 46,125,644
Amounts due to related parties	222,588,850		251,392,026	266,787,562
Related Party | Tencent Group
Related Party Transaction [Line Items]
Amounts due from related parties	68,856,098		63,862,287	35,491,575
Amounts due to related parties	212,539,704		234,483,995	250,364,366
Related Party | Shayu
Related Party Transaction [Line Items]
Amounts due from related parties	5,176,400		4,989,300	10,153,000
Related Party | Equity method investees talent agencies
Related Party Transaction [Line Items]
Amounts due from related parties	142,194		142,193	481,069
Amounts due to related parties	¥ 10,049,146		¥ 16,908,031	¥ 16,423,196